Stock-Based Compensation	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION
16. STOCK-BASED COMPENSATION

At 31 March 2011, the Company had the following equity award plans: the Executive Share Purchase Plan; the JHI SE 2001 Equity Incentive Plan and the Long-Term Incentive Plan 2006 as amended in 2008.

Compensation expense arising from equity-based award grants as estimated using pricing models was US$9.1 million, US$7.7 million and US$7.2 million for the years ended 31 March 2011, 2010 and 2009, respectively. As of 31 March 2011, the unrecorded deferred stock-based compensation related to equity awards was US$9.8 million after estimated forfeitures and will be recognised over an estimated weighted average amortisation period of 2.5 years.

JHI SE 2001 Equity Incentive Plan
Under the JHI SE 2001 Equity Incentive Plan (the “2001 Equity Incentive Plan”), the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units. The 2001 Equity Incentive Plan was approved by the Company’s shareholders and the Joint Board subject to implementation of the consummation of the 2001 Reorganisation. The Company is authorised to issue 45,077,100 shares under the 2001 Equity Incentive Plan.

Under the 2001 Equity Incentive Plan, grants have been made at fair market value to management and other employees of the Company. Each option confers the right to subscribe for one ordinary share in the capital of JHI SE. The options may be exercised as follows: 25% after the first year; 25% after the second year; and 50% after the third year. All unexercised options expire 10 years from the date of issue or 90 days after the employee ceases to be employed by the Company.

As set out in the plan rules, the exercise prices and the number of shares available on exercise may be adjusted on the occurrence of certain events, including new issues, share splits, rights issues and capital reconstructions.

Under the 2001 Equity Incentive Plan, the Company granted 348,426 and 278,569 restricted stock units to its employees in the years ended 31 March 2011 and 2010, respectively. These restricted shares may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such shares remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. At 31 March 2011, there were 854,409 restricted stock units outstanding under this plan.

Long-Term Incentive Plan
At the 2006 Annual General Meeting, the Company’s shareholders approved the establishment of a Long-Term Incentive Plan (“LTIP”) to provide incentives to certain members of senior management (“Executives”). The shareholders also approved, in accordance with certain LTIP rules, the issue of options in the Company to Executives of the Company. At the Company’s 2008 Annual General Meeting, the shareholders amended the LTIP to also allow restricted stock units to be granted under the LTIP.

In November 2006 and August 2007, 1,132,000 and 1,016,000 options were granted to Executives, respectively, under the LTIP. The vesting of these equity awards are subject to ‘performance hurdles’ as outlined in the LTIP rules. Unexercised options expire 10 years from the date of issue unless an Executive ceases employment with the Company.

The Company granted the following restricted stock units under the LTIP:

Restricted
Stock Units
Grant Date	Granted

15 September 2008	1,023,865
17 December 2008	545,757
29 May 2009	1,066,595
15 September 2009	522,000
11 December 2009	181,656
7 June 2010	807,457
15 September 2010	951,194

5,098,524

These restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such shares remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Restricted stock units expire on exercise, vesting or as set out in the LTIP rules.

At 31 March 2011, there were 1,937,000 options and 4,257,686 restricted stock units outstanding under this plan.

Stock Options
The Company estimates the fair value of each stock option on the date of grant using either the Black-Scholes option-pricing model or a binomial lattice model that incorporates a Monte Carlo Simulation (the “Monte Carlo method”). The Company’s stock based-compensation expense is the estimated fair value of options granted over the periods in which the stock options vest. There were no stock options granted during the years ended 31 March 2011, 2010 and 2009.

The following table summarises the Company’s stock options available for grant and the activity in the Company’s outstanding options during the noted period:

		Outstanding Options
			Weighted Average
	Shares Available for Grant	Number	Exercise Price (A$)

Balance at 31 March 2009	23,747,833	18,272,928	7.28
Exercised		(2,058,275)	5.51
Forfeited		(1,770,215)	7.97
Forfeitures available for re-grant	1,540,215

Balance at 31 March 2010	25,288,048	14,444,438	7.44

Exercised		(530,984)	5.19
Forfeited		(2,558,159)	8.10
Forfeitures available for re-grant	1,468,159

Balance at 31 March 2011	26,756,207	11,355,295	7.40

The total intrinsic value of stock options exercised was A$0.6 million, A$4.7 million and nil for the years ended 31 March 2011, 2010 and 2009, respectively.

Windfall tax benefits realised in the United States from stock options exercised and included in cash flows from financing activities in the consolidated statements of cash flows were US$0.4 million, US$0.9 million and nil for the years ended 31 March 2011, 2010 and 2009, respectively.

The following table summarises outstanding and exercisable options under both the 2001 Equity Incentive Plan and the LTIP as of 31 March 2011:

Options Outstanding					Options Exercisable
		Weighted	Weighted			Weighted
		Average	Average	Aggregate		Average	Aggregate
Exercise		Remaining	Exercise	Intrinsic		Exercise	Intrinsic
Price (A$)	Number	Life (in Years)	Price (A$)	Value	Number	Price (A$)	Value (A$)

5.06	100,673	0.7	5.06	104,700	100,673	5.06	104,700
5.99	1,321,250	3.7	5.99	145,337	1,321,250	5.99	145,337
6.30	93,000	3.9	6.30	–	93,000	6.30	–
6.38	2,250,317	6.7	6.38	–	2,250,317	6.38	–
6.45	723,500	1.7	6.45	–	723,500	6.45	–
7.05	1,534,250	2.7	7.05	–	1,534,250	7.05	–
7.83	1,016,000	6.4	7.83	–	794,680	7.83	–
8.40	2,402,205	5.7	8.40	–	2,225,805	8.40	–
8.90	1,899,100	4.7	8.90	–	1,899,100	8.90	–
9.50	15,000	4.9	9.50	–	15,000	9.50	–

Total	11,355,295	4.8	7.40	250,037	10,957,575	7.38	250,037

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value based on stock options with an exercise price less than the Company’s closing stock price of A$6.10 as of 31 March 2011, which would have been received by the option holders had those option holders exercised their options as of that date.

Restricted Stock
The Company estimates the fair value of restricted stock units on the date of grant and recognises this estimated fair value as compensation expense over the periods in which the restricted stock vests.

The following table summarises the Company’s restricted stock activity during the noted period:

		Weighted Average
		Fair Value at Grant
	Shares	Date (A$)

Non-vested at 31 March 2009	2,991,061	3.95
Granted	2,048,820	5.38
Vested	(208,884)	3.85
Forfeited	(94,276)	4.32

Non-vested at 31 March 2010	4,736,721	4.57
Granted	2,107,077	5.85
Vested	(970,793)	4.94
Forfeited	(760,910)	5.15

Non-vested at 31 March 2011	5,112,095	4.94

Restricted Stock – service vesting
The Company granted restricted stock units with a service vesting condition to employees as follows:

Grant Date	Equity Award Plan	Restricted Stock Units Granted

17 June 2008	2001 Equity Incentive Plan	698,440
15 September 2008	Long-Term Incentive Plan	201,324
17 December 2008	2001 Equity Incentive Plan	992,271
29 May 2009	Long-Term Incentive Plan	1,066,595
7 December 2009	2001 Equity Incentive Plan	278,569
7 December 2010	2001 Equity Incentive Plan	348,426

		3,585,625

The fair value of each restricted stock unit (service vesting) is equal to the market value of the Company’s common stock on the date of grant, adjusted for the fair value of dividends as the restricted stock holder is not entitled to dividends over the vesting period.

Restricted Stock – performance vesting
The Company issued 807,457 restricted stock units with a performance vesting condition under the LTIP to senior executives of the Company for the year ended 31 March 2011. The vesting of the restricted stock units is deferred for two years and the amount of restricted stock units that will vest at that time is dependent on the scorecard rating of the award recipient. The scorecard reflects a number of key qualitative and quantitative performance objectives and the outcomes the Board expects to see achieved at the end of the vesting period.

When the scorecard is applied at the conclusion of fiscal year 2012, the award recipients may receive all, some, or none of their awards. The scorecard can only be applied by the Board to exercise discretion at the percentage of restricted stock units that will vest. The scorecard may not be applied to enhance the maximum award that was originally granted to the award recipient.

The fair value of each restricted stock unit (performance vesting) is adjusted for changes in JHI SE’s common stock price at each balance sheet date until the scorecard is applied at the conclusion of fiscal year 2012.

Restricted Stock – market condition
Under the terms of the LTIP, the Company granted 951,194 and 703,656 restricted stock units (market condition) to members of the Company’s Managing Board and senior managers during the years ended 31 March 2011 and 2010, respectively. The vesting of these restricted stock units is subject to a market condition as outlined in the LITP rules.

The fair value of each of these restricted stock units (market condition) granted under the LTIP is estimated using a binomial lattice model that incorporates a Monte Carlo Simulation (the “Monte Carlo method”).

The following table includes the assumptions used for restricted stock grants (market condition) valued during the years ended 31 March 2011 and 2010:

Date of grant	15 Sep 2010	11 Dec 2009	15 Sep 2009

Expected volatility	50.6%	49.9%	42.1%
Risk free interest rate	1.5%	2.1%	2.5%
Expected life in years	3.0	3.0	3.0
JHX stock price at grant date (A$)	5.94	8.20	7.04
Number of restricted stock units	951,194	181,656	522,000

Scorecard LTI – Cash Settled Units
Under the terms of the LTIP, the Company granted awards equivalent to 821,459 and 1,089,265 Scorecard LTI units during the years ended 31 March 2011 and 2010, respectively, that provide recipients a cash incentive based on JHI SE’s common stock price on the vesting date. The vesting of awards is measured on individual performance conditions based on certain performance measures. Compensation expense recognised for awards are based on the fair market value of JHI SE’s common stock on the date of grant and recorded as a liability. The liability is adjusted for subsequent changes in JHI SE’s common stock price at each balance sheet date.

Cash Settled Units
The Company granted 450 and 35,741 cash settled units (service vesting) to employees during the years ended 31 March 2011 and 2010, respectively, under the 2001 Equity Incentive Plan. Compensation expense recognised for awards are based on the fair market value of JHI SE’s common stock on the date of grant and recorded as a liability. The liability is adjusted for subsequent changes in JHI SE’s common stock price at each balance sheet date.

The total compensation cost related to liability classified awards for the years ended 31 March 2011 and 2010 was US$2.2 million and US$1.6 million, respectively.